Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39147
Entity Registrant Name	OneConnect Financial Technology Co., Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	21/24F, Ping An Finance Center
Entity Address, Address Line Two	No. 5033 Yitian Road
Entity Address, City or Town	Shenzhen, Guangdong
Entity Address, Postal Zip Code	518000
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	1,169,980,653
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001780531
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shenzhen, the People’s Republic of China
American depositary shares, each ADS represents thirty ordinary shares, par value USS0.00001 per share
Document and Entity Information
Title of 12(b) Security	American depositary shares, each ADS represents thirty ordinary shares, par value USS0.00001 per share
Trading Symbol	OCFT
Security Exchange Name	NYSE
Ordinary shares, par value USS0.00001 per share
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value USS0.00001 per share
Trading Symbol	6638
Business Contact
Document and Entity Information
Contact Personnel Name	Mr. Yongtao Luo
City Area Code	86-21
Local Phone Number	2066-0625
Contact Personnel Email Address	OCFT_IR@ocft.com
Entity Address, Address Line One	21/24F, Ping An Finance Center
Entity Address, Address Line Two	No. 5033 Yitian Road
Entity Address, City or Town	Shenzhen. Guangdong
Entity Address, Country	CN